Acquisitions and disposals	12 Months Ended
Dec. 31, 2021
Acquisitions and disposals [Abstract]
Acquisitions and disposals
5	Acquisitions and disposals

Disposal of subsidiaries

Year 2021

During fiscal year 2021 no subsidiaries were disposed of.

Year 2020

Grupo TMM sold 100% of the shares of the subsidiaries Siremirta Corporate, S.A. de C.V., Ricalme Services, S.A. de C.V., Dogoubert, S.A.P.I. de C.V. (Split of TMM Logistics, S.A. de C.V.) and Judsony, S.A.P.I. de C.V. (Split of TMM Logistics, S.A. de C.V.) to an unrelated third party in 2020. The gain on the sale of these subsidiaries amounted to $451, which is shown in the item of ‘Other (expenses) income’ in the consolidated statements of profit or loss (see Note 19). The value of the net assets of those subsidiaries was immaterial as of the date of the sale.

Year 2019

Grupo TMM sold 100% of the shares of the subsidiaries Bamorau Servicios, S.A.P.I. de C.V. and Snekke, S.A. de C.V. (tugboats) to unrelated third parties in 2019.

At the date of sale, the value of the assets of those subsidiaries and the consideration received was as follows:

	Snekke, S.A. de C.V. (a)	Bamorau Servicios, S.A.P.I. de C.V.	Total
Current assets
Other accounts receivable	$27,786	$-	$27,786
Other current assets	5,388	-	5,388
Total current assets	33,174	-	33,174

Non-current assets
Property	339,038	-	339,038
Total assets	$372,212	$-	$372,212

Short-term liabilities
Other accounts payable	$25,243	$-	$25,243
Total short-term liabilities	25,243	-	25,243

Long-term liabilities
Deferred income tax	58,920	-	58,920
Total liabilities	$84,163	$-	$84,163

Total net assets	$288,049	$-	$288,049

Consideration transferred	543,184	24,609	567,793
Gain on the disposition of subsidiaries	$255,135	$24,609	$279,744

In December 2019, in connection with the sale of Snekke, S.A. de C.V., and with the prior authorization of the Administración Portuaria Integral de Manzanillo, the Company transferred the rights to its concession to provide tugboat services in the port of Manzanillo in favor of the buyer, following which the Company stopped operating its tugboat business (see Note 11).

The gain on the sale of these subsidiaries is shown in the item of ‘Other (expenses) income’ (see Note 19).

These divestitures form part of the business plan and financial restructuring of Grupo TMM, which contemplates focusing its resources and operation in the specialized maritime and ports and terminals, through a more efficient operating structure.

Acquisition of subsidiaries

Years 2021 and 2020

During 2021 and 2020 no company was acquired.

Year 2019

On February 14, 2019, the Company acquired the remaining 50% of the shares of Servicies & Solutions Optimus, S. de R.L. de C.V., giving Grupo TMM 100% of the shares of the entity and control as of that date. The purpose of this acquisition is to continue to the develop hydrocarbon and refined oil product storage and transportation infrastructure, such as gasoline, diesel and jet fuel in the port of Tuxpan.

The details of this business combination are as follows:

2019
Fair value of the consideration transferred	$51,126

Recognized amounts of identifiable net assets
Cash and cash equivalents	671
Other current assets	8,703
Land	122,481
Construction in progress	23,595
Total identifiable assets	155,450

Accounts payable	113,777
Other liabilities	373
Total liabilities assumed	114,150
Identifiable net assets	$41,300
Goodwill on acquisition	$9,826

Consideration transferred settled in cash	$51,126
Cash and cash equivalents acquired receive on acquisition	(671)
Net cash outflow on acquisition	$50,455

Goodwill of $ 9,826 is mainly related to growth expectations, expected future profitability that the management of Grupo TMM estimated at the acquisition date. As of December 31, 2019, Grupo TMM’s management decided to impair goodwill in view that the operations will not generate cash flows for the next two years as the project continues and construction remains in progress. The impairment is presented in the consolidated statement of profit or loss as part of the item “Other (expenses) income” (see Note 19).